Loan Payable to Third Parties	12 Months Ended
Dec. 31, 2023
Loan Payable to Third Parties
Loan Payable to Third Parties

Note 11 – Loan Payable to Third Parties

	December 31,	December 31,
	2023	2022
Loan payable to third parties	$3,522,521	$-
Loan payable to third parties-long term	-	3,395,861
Total	$3,522,521	$3,395,861

On December 17, 2021, the Company borrowed $7.0 million from two third parties, the amounts are unsecured with interest rate 6% per annum and with one year term from December 17, 2021 to December 16, 2022, the balance was $3,395,861 as of December 16, 2022, the remaining balance was extended to December 15, 2024, interest rate 6% per annum. As of December 31, 2023, the remaining principal and interest balance was $3,522,521. If the Company fails to repay the debt, the Company shall pay the third parties for the liquidated damages at the rate of thousandths of the amount in arrears per day, and also compensate the legal costs, execution fees, etc. incurred in realizing the creditor’s rights.

In February 2023, the Company borrowed $694,955 from one third party, the amounts are unsecured with interest rate 6% per annum and with one year term. If the Company fails to repay the debt, the Company shall pay the third parties for the liquidated damages at the rate of thousandths of the amount in arrears per day, and also compensate the legal costs, execution fees, etc. incurred in realizing the creditor’s rights. This loan was fully repaid on October 7, 2023.